Accounts Payable - Other (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Payable - Other [Abstract]
Schedule of Accounts Payable, Other
	December 31	December 31
	2012	2013
Liabilities regarding employees	$1,563	$2,273
Government institutions	1,544	270
Accrued expenses	1,609	1,585
Related parties	-	154
Other	606	533
	$5,322	$4,815